Reconciliation of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rates [Line Items]
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%